Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2025
Stockholders’ Equity [Abstract]
Schedule of Summary of the Warrants’ Movement

A summary of the Underwriters’ Warrants’ movement schedule is as follows:

	Number of shares	Weighted average exercise price	Weighted average remaining life	Aggregate intrinsic value
		US$	Years	US$
Outstanding – December 31, 2024	—	—	—	—
Granted	124,200	5.00	4.31	—
Exercised	—	—	—	—
Forfeited	—	—	—	—
Expired	—	—	—	—
Outstanding and exercisable – December 31, 2025	124,200	5.00	4.31	—